Cash and Cash Equivalents - Schedule Representing Cash and Cash Equivalents (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	$ 3,195	$ 2,366
Short-Term Investments	1,329	507
Total Cash and Cash Equivalents	$ 4,524	$ 2,873	$ 378	$ 186